SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS (Details) - Warrant [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Exercise price, beginning balance
Aggregate intrinsic value of vested warrants outstanding beginning balance
Weighted-average exercise price, outstanding beginning balance
Warrants acquired concurrent with the Titan Merger	108,734
Weighted-average remaining contractual life, assumed	7 months 13 days
Aggregate intrinsic value of vested warrants assumed	$ 35,702
Weighted-average exercise price, assumed	$ 9.29
Warrants granted
Exercise price, Warrants granted
Warrants exercised/exchanged
Exercise price, Warrants exercised/exchanged
Warrants expired/cancelled
Exercise price, Warrants expired/cancelled
Ending balance	108,734
Exercise price, Ending balance
Weighted-average remaining contractual life, outstanding ending balance	7 months 13 days
Aggregate intrinsic value of vested warrants outstanding ending balance	$ 35,702
Weighted-average exercise price, outstanding ending balance	$ 9.29
Exercisable at ending	106,907
Exercisable price per share
Weighted-average remaining contractual life, exercisable ending balance	7 months 17 days
Exercisable Aggregate Intrinsic Value	$ 33,891
Exercisable weighted price per share	$ 9.45
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants assumed	0.008
Exercise price, Ending balance	0.008
Exercisable price per share	$ 0.008
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants assumed	16.00
Exercise price, Ending balance	16.00
Exercisable price per share	$ 16.00